Document And Entity Information	Oct. 22, 2021
Document Information [Line Items]
Entity, Registrant Name	JMP Group LLC
Document, Type	8-K
Document, Period End Date	Oct. 22, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36802
Entity, Tax Identification Number	47-1632931
Entity, Address, Address Line One	600 Montgomery Street, Suite 1100
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	835-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001302350
SharesRepresentingLimitedLiabilityCompanyInterestsInJmpGroupLlc Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares representing limited liability company interests in JMP Group LLC
Trading Symbol	JMP
Security Exchange Name	NYSE
JmpGroupLlc6875SeniorNotesDue2029 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	JMP Group LLC 6.875% Senior Notes due 2029
Trading Symbol	JMPNZ
Security Exchange Name	NASDAQ